Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 10, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
PIA High Yield Fund (S000029824)
PIA High Yield (MACS) Fund (S000029825)

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith is Post-Effective Amendment No. 335 and Amendment No. 337 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the Trust’s series, PIA High Yield Fund and PIA High Yield (MACS) Fund (the “Funds”).  The purpose of this filing is to add similarly managed account performance information and make related investment strategy changes to the Funds’ Prospectuses.

Pursuant to Rule 485(a)(1) of the 1933 Act, this filing would automatically become effective 60 days after filing.  However, the Trust is concurrently filing a request for acceleration seeking effectiveness by or before December 29, 2010.  At or before the 60-day effective date or the accelerated effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file Summary Prospectuses under Rule 497(k).

Please note that the similarly managed account performance shown in the Prospectuses is disclosed based on the factors of the Nicholas-Applegate I no-action letter.  Specifically, disclosure is included in the Prospectuses which reflects that:

(a)	the private accounts have substantially similar investment objectives, policies and strategies;
(b)
the private account performance information is not presented in a misleading manner and does not obscure or impede understanding of the information that is required to be included in the Funds’ prospectuses;

(c)
the performance information of the private accounts is presented separately from, and given no greater prominence than, the Funds’ performance record (though there is no available Fund performance information at this time);

(d)
the performance information of the private accounts is accompanied by clear disclosure that the Funds and the private accounts are separate accounts and that the past performance of the private accounts is not indicative of the past or future performance of the Funds;

(e)	each private account performance table is compared to an appropriate securities index, in a manner consistent with Item 4(b)(2) of Form N-1A; and
(f)
the prospectuses specifically disclose that the private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the private accounts.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures